Sales (Tables)	6 Months Ended
Jun. 30, 2023
Sales [Abstract]
Schedule of Disaggregated Sales	Disaggregated sales by types as of June 30, 2023 and 2022 consisted of the following:
	2023	2022
Inverters	$4,125,882	$7,176,484
Chargers	228,389	400,413
Gasoline generators	4,514,899	3,782,129
Power bank	452,318	-
Other products	128,329	119,120
Total	$9,449,817	$11,478,147